Stock-Based Compensation - WeWork Partnerships Profits Interest Units (Details) - WeWork Partnerships Profits Interest Units - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2019	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Number of Units
Outstanding		42,057	42,057
Granted (in shares)	39,116,872	0	0
Exchanged/redeemed (in shares)			0
Forfeited/canceled (in shares)			0
Outstanding			42,057
Exercisable (in shares)			42,057
Vested and expected to vest (in shares)			42,057
Weighted-Average Distribution Threshold
Outstanding (in usd per share)		$ 59.65	$ 59.65
Granted (in usd per share)	$ 63.30		0
Exchanged/redeemed (in usd per share)			0
Forfeited/canceled (in usd per share)			0
Outstanding (in usd per share)			59.65
Exercisable (in usd per share)			59.65
Vested and expected to vest (in usd per share)			59.65
Weighted-Average Preference Amount
Outstanding (in usd per share)		$ 13.22	13.22
Awards granted, weighted-average per-unit preference amount (in usd per share)	$ 16.87		0
Exchanged/redeemed (in usd per share)			0
Forfeited/canceled (in usd per share)			0
Outstanding (in usd per share)			13.22
Exercisable (in usd per share)			13.22
Vested and expected to vest (in usd per share)			$ 13.22
Aggregate Intrinsic Value
Outstanding			$ 0	$ 0
Granted			0
Exchanged/redeemed			0
Forfeited/canceled			0
Exercisable			0
Vested and expected to vest			$ 0